Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Dec. 29, 2024
Manufacturing equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	1 year
Manufacturing equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	3 years
Internal-use software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	3 years
Internal-use software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	5 years
Furniture & equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	3 years
Furniture & equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	5 years
Leasehold improvements [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	3 years
Leasehold improvements [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of the assets	5 years